Financial Results	12 Months Ended
Dec. 31, 2022
Financial Results
Financial Results

32.	Financial Results

	12.31.2022	12.31.2021	12.31.2020
Financial income
Return on financial investments	463,255	163,888	80,704
Arrears charges on bills	274,308	326,217	271,966
Remuneration of net sectorial assets and liabilities (Note 8)	146,753	35,902	20,168
Monetary variation over the Itaipu power purchase	43,946	30,043	42,729
Recognition of tax credit	33,908	21,640	-
Monetary variation and adjustment to present value of accounts
payable related to the concession (Note 25.1)	2,720	5,373	2,322
Interest and monetary variation of CRC transfer (a)	-	255,777	341,964
Exchange variation on loan collateral	-	9,243	35,089
Derivatives fair value - forward contract	-	-	24,511
Other financial income	109,800	125,594	160,100
(-) Pis/Pasep and Cofins taxes on financial income	(41,853)	(41,628)	(84,434)
	1,032,837	932,049	895,119
( - ) Financial expenses
Monetary and exchange variation and debt charges	1,479,057	855,814	607,569
Monetary variation and adjustment to present value of accounts
payable related to the concession (Note 25.1)	142,673	200,629	192,848
PIS/Pasep/Cofins taxes on interest on capital	107,720	34,382	27,748
Interest on R&D and EEP (Note 24.1)	34,644	14,814	12,550
Monetary variation over the Itaipu power purchase	27,584	58,814	75,478
Remuneration of net sectorial assets and liabilities (Note 8)	11,208	3,744	62
Derivatives fair value - forward contract	2,907	20,401	-
Interest and monetary variation of CRC transfer (a)	-	1,788	-
Other financial expenses	181,711	69,024	57,142
	1,987,504	1,259,410	973,397

	(954,667)	(327,361)	(78,278)
Restatement of PIS/Cofins credits/(provision for allocation of
PIS/Cofins credits) - (Note 12.2.1)	1,011,370	-	944,549

Net	(1,966,037)	(327,361)	866,271
(a)	The balance of the Account for Compensation of Income and Losses - CRC was settled by the Paraná State Government on August 10,2021, as detailed in Note 8 of the Financial Statements of December 31,2021.